Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 172,393
Total gains	1,901	(734,292)	(609,622)	(226,278)
Settlements	(156,309)	(118,332)	(144,764)	(585,957)
Additions recognized as debt discount			192,485	78,165
Additions due to tainted warrants			734,294	734,070
Ending balance		293,191	172,393
Change in unrealized gains included in earnings relating to derivatives	(160,551)	(490,849)	(609,622)	(226,278)
Total gains	(160,551)	(490,849)
Additions recognized as debt discount	146,368	168,080
Changes due to tainted (untainted) warrants	$ (1,901)	$ 734,292	$ 609,622	$ 226,278